SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENTS

In August 2014, we issued an aggregate of 25,000 units to consultants as payment for business and advisory services valued at $20,000 in total. Each unit consists of one share of our common stock, and one-half of one Series D common stock purchase warrant. The units are substantially similar to the units issued in our June 2014 private placement. Each warrant has an exercise price of $1.15 per share, is immediately exercisable and separately transferable from the common shares and expires on the five year anniversary of the date of issuance.

In August 2014, we issued a total of 189,364 common shares as partial payment for investor and media relations services. We also issued 115,000 common stock purchase warrants and 54,200 common stock purchase options as compensation for business and advisory services. The common stock purchase warrants have an exercise price of $1.15 per share, are immediately exercisable and separately transferable from the common shares and expire on the five year anniversary of the date of issuance.

NOTE 13 – SUBSEQUENT EVENTS

In January 2014, we issued options to purchase an aggregate of 1,948,902 shares of common stock to executive management in connection with their annual bonus and 2013 long term incentive plan. The options have a term of seven years, an exercise price of between $1.29 and $1.42, and are fully vested on the grant date. The Company recorded $962,000 in stock-based compensation expense related to these option grants, which was included in accrued expenses as of December 31, 2013.

In February 2014, we entered into an agreement for method development by a contract manufacturer and issued an aggregate of 91,334 shares of common stock, valued at approximately $127,000, as compensation.

In February 2014, we entered into an agreement to grant an aggregate of 47,800 shares of common stock to a consultant, which shares vest at the rate of 7,800 shares upon execution of the agreement and 10,000 shares per month for four months, the term of the agreement. These shares will be granted for business advisory services to be provided to the Company. In addition, the consultant was issued a warrant to purchase 96,000 shares of common stock at a strike price of $3.00 per share, which shares vest at the rate of 16,000 shares upon execution of the agreement and 20,000 shares per month for four months. The warrant issued is substantially similar to the warrants issued in conjunction with our financing completed in March 2013.